FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:     /  /   (a)
             or fiscal year ending:   12/31/99 (b)

Is this a transition report?: (Y/N) __N__

Is this an amendment to a previous filing? (Y/N) __N__

Those items or sub-items with a star after the item number should be completed only if the answer has changed from the previous filing on this form:

1.   A.   Registrant Name: Pruco Life Flexible Premium Variable Annuity Account
     B.   File Number: 812-7325
     C.   Telephone Number: 973-802-6000

2.   A.   Street: 213 Washington Street
     B.   City: Newark     C.  State: NJ    D.  Zip Code: 07102    Zip Ext: 2992
     E.   Foreign Country: ______________   Foreign Postal Code: _______________

3.   Is this the first filing on this form by Registrant?(Y/N)        __N__

4.   Is this the last filing on this form by Registrant?(Y/N)         __N__

5.   Is Registrant a small business investment company (SBIC)?(Y/N)   __N__

6.   Is Registrant a unit investment trust(UIT)?(Y/N)                 __Y__
     (If answer is "Y" (yes) complete only items 111 through 132)

7.   A.   Is Registrant a series or multiple portfolio company?(Y/N)  __N__
          (If answer is "N" (No), go to item 8.)

     B. How many separate series or portfolios did Registrant have at the end of the period? _____________________.


SCREEN NUMBER:  01              PAGE NUMBER: 01

For period ending 12/31/99                               If filing more than one
File number 812-7325                                     Page 2, "X":


C. List the name of each series or portfolio and give a consecutive number to each series or portfolio starting with the number 1. USE THE SAME NUMERICAL DESIGNATION FOR EACH SERIES OR PORTFOLIO IN THE SERIES INFORMATION BLOCK IN THE TOP RIGHT CORNER OF THE SCREENS SUBMITTED THIS FILING AND IN ALL SUBSEQUENT FILINGS ON THIS FORM. THIS INFORMATION IS REQUIRED EACH TIME THE FORM IS FILED.

                                                             Is this the
Series                                                       last filing
Number              Series Name                              for this series?
------              -----------                              ----------------

  1                                                               (Y/N)


SCREEN NUMBER:  02               PAGE NUMBER: 02

(NOTE: See item D(8) of the general instructions to the form for information on how to complete the form for series companies.)

For period ending 12/31/99                               If filing more than one
File number 812-7325                                     Page 47, "X":


UNIT INVESTMENT TRUSTS
111.*     A.   Depositor Name: Pruco Life Insurance Company
          B.   File Number (If any):
          C.   City: Newark     State: NJ    Zip Code: 07102       Zip Ext: 3777
          D.   Foreign
          E.   Country: __________________   Foreign Postal Code: ______________

111.*     A.   Depositor Name: ____________________________
          B.   File Number (If any):
          C.   City: _______    State: ___   Zip Code: _________   Zip Ext:_____
          Foreign Country: ______________    Foreign Postal Code: ______________

112.*     A.   Sponsor Name: ____________________________
          B.   File Number (If any):
          C.   City: _______    State: ___   Zip Code: _________   Zip Ext:_____
          Foreign Country: ______________    Foreign Postal Code: ______________

112.*     A.   Sponsor Name: ____________________________
          B.   File Number (If any):
          C.   City: _______    State: ___   Zip Code: _________   Zip Ext:_____
          Foreign Country: ______________    Foreign Postal Code: ______________


SCREEN NUMBER: 55               PAGE NUMBER: 47

For period ending 12/31/99                               If filing more than one
File number 812-7325                                     Page 48, "X":


113.      A.   Trustee Name:
 *        B.   City: _______    State: ___   Zip Code: __________  Zip Ext: ____
          Foreign Country: _______________   Foreign Postal Code: ______________

113.      A.   Trustee Name:
 *        B.   City: _______    State: ___   Zip Code: __________  Zip Ext: ____
          Foreign Country: _______________   Foreign Postal Code: ______________

114.      A.   Principal Underwriter Name: Prudential Investments
                                           Management Services
 *        B.   File Number: 8-3650
          C.   City: Newark     State: NJ    Zip Code: 07102 Zip   Ext: 4077
          Foreign Country: _______________   Foreign Postal Code: ______________

114.      A.   Principal Underwriter Name:
 *        B.   File Number:  8-________
          C.   City: _______    State: ___   Zip Code: __________  Zip Ext: ____
          Foreign Country: _______________   Foreign Postal Code: ______________

115.      A.   Independent Public Accountant Name:  PRICEWATERHOUSECOOPERS, LLC.
 * B. City: New York State: NY Zip Code: 10036 Zip Ext: ____ Foreign Country: _______________ Foreign Postal Code: ______________

115.      A.   Independent Public Accountant Name:
 *        B.   City: _______    State: ___   Zip Code: __________  Zip Ext: ____
          Foreign Country: _______________   Foreign Postal Code: ______________


SCREEN NUMBER: 56                PAGE NUMBER: 48

For period ending 12/31/99                               If filing more than one
File number 812-7325                                     Page 49, "X":


116.      A.   Is Registrant part of a family of investment
 *             companies?(Y/N)                                        __Y__

          B.   Identify the family in 10 letters: Prudential
               (NOTE: In filing this form, use this
               identification consistently for all investment companies in family. This designation is for purposes of this form only.)

117.      A.   Is Registrant a separate account of an insurance
 *             company?(Y/N)                                          __Y__

               If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

          B.   Variable annuity contracts?(Y/N):                      __Y__

          C.   Scheduled premium variable life contracts:             __N__

          D.   Flexible premium variable life contracts:              __N__

          E.   Other types of insurance products registered under
               the Securities Acts of 1933?(Y/N)                      __N__

118.      State the number of series existing at the end of the
 *        period that had securities registered under the
          Securities Act of 1933                                      __3__


119.      State the number of new series for which registration
 *        statements under the Securities Act of 1933 became
          effective during the period                                 __0__

120.      State the total value of the portfolio securities on
 *        the date of deposit for the new series included in item
          119 ($000's omitted)                                        __0__


121.      State the number of series for which a current
 *        prospectus was in existence at the end of the period        __1__

122.      State the number of existing series for which
 *        additional units were registered under the Securities
          Act of 1933 during the period                               __4__


SCREEN NUMBER: 57                PAGE NUMBER: 49

For period ending 12/31/99                               If filing more than one
File number 812-7325                                     Page 50, "X":

123.      State the total value of the additional units
 *        considered in answering item 122 ($000's omitted)        $2,120,645

124.      State the total value of units prior series that were
 *        placed in the portfolios of subsequent series during
          the current period (the value of these units is to be
          measured on the date they were placed in the subsequent
          series)($000's omitted)                                     _000_

125.      State the total dollar amount of sales loads collected
 *        (before reallowances to other brokers or dealers) by
          Registrant's principal underwriter and any underwriter
          which is an affiliated person of the principal
          underwriter during the current period solely from the
          sale of units of all series of Registrant ($000's
          omitted)                                                    _000_

126.      Of the amounts shown in item 125, state the total
          dollar amount of sales loads collected from secondary
          market operations in Registrant's units (include the
          sales loads, if any, collected on units of a prior
          series placed in the portfolio of a subsequent
          series.)($000's omitted)                                    _000_

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                        Number of  Total Assets  Total Income
                                         Series      ($000's     Distributions
                                        Investing    omitted)   ($000's omitted)
                                        ---------    --------   ----------------
A.  U.S. Treasury direct issue
B.  U.S. Government agency
C.  State and municipal tax-free
D.  Public utility debt
E.  Brokers or dealers debt or
    debt of brokers' or dealers'
    parent
F.  All other corporate intermed.
    & long term debt
G.  All other corporate short-
    term debt
H.  Equity securities of brokers
    or dealers or parents of
    brokers or dealers
I.  Investment company equity
    securities
J.  All other equity securities             1      $8,207,544
K.  Other securities
L.  Total assets of all series of           1      $8,207,544
    registrant


SCREEN NUMBER: 58                PAGE NUMBER:50

For period ending 12/31/99                               If filing more than one
File number 812-7325                                     Page 51, "X":


128.      Is the timely payment of principal and interest on any
 *        of the portfolio securities held by any of Registrant's
          series at the end of the current period insured or
          guaranteed by an entity other than the issuer?(Y/N)         __N__

129.      Is the issuer of any instrument covered in item 128
 *        delinquent or in default as to payment of principal or
          interest at the end of the current period?(Y/N)             _____

130.      In computations of NAV or offering price per unit, is
 *        any part of the value attributed to instruments
          identified in item 129 derived from insurance or
          guarantees?(Y/N)                                            _____

131.      Total expenses incurred by all series of Registrant
          during the current reporting period ($000's omitted)       $87,216

132.      List the "811" (Investment Company Act of 1940)
 * registration number for all Series of Registrant that are being included in this filing:


                811-7325      811-          811-          811-
                811-          811-          811-          811-
                811-          811-          811-          811-
                811-          811-          811-          811-
                811-          811-          811-          811-
                811-          811-          811-          811-
                811-          811-          811-          811-
                811-          811-          811-          811-


SCREEN NUMBER: 59                PAGE NUMBER:51

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This report is signed on behalf of the registrant in the City of
Newark and State of New Jersey on the 25th day of February, 2000.


PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY


BY:  /S/  Dennis G. Sullivan          WITNESS:  /S/  William Sues
          Dennis G. Sullivan                         William Sues
          Vice President                             Director, Separate Accounts